Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 33.3	$ 46.3
Receivables	36.3	26.2
Receivables from affiliates, net	3.1	6.4
Inventories	90.4	81.0
Other current assets	1.5	1.7
Total current assets	164.6	161.6
Properties, plants and equipment, net	1,213.4	1,199.7
Goodwill and other intangible assets, net	15.1	16.0
Deferred income taxes	21.6	32.0
Deferred charges and other assets	2.3	0
Total assets	1,417.0	1,409.3
Liabilities and Equity
Accounts payable	61.1	79.4
Accrued liabilities	11.2	24.6
Short-term debt	0	40.0
Interest payable	12.3	4.6
Total current liabilities	84.6	148.6
Long-term debt	399.0	143.2
Other deferred credits and liabilities	6.7	5.7
Total liabilities	490.3	297.5
Equity
Equity	915.6	927.6
Noncontrolling interest	11.1	184.2
Total equity	926.7	1,111.8
Total liabilities and equity	1,417.0	1,409.3
General Partner
Equity
Equity	9.2	8.3
Common Units - Public
Equity
Equity	239.1	240.8
Common Units - Parent
Equity
Equity	113.8	41.0
Subordinated Units
Equity
Equity	203.7	290.4
Predecessor | Parent
Equity
Equity	349.8	347.1
Total equity	$ 349.8	$ 347.1